S-K 1603(c) Fiduciary Duties to Other Companies	Oct. 07, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Ajmal Rahman	Mining Master Pty Limited	Gold Mining	Director
	Corporate Finance Advisor Limited	Corporate Advisory	Director
	Tempus Fugit Ltd.	Investment Firm	Director and Shareholder
	AR Blockchain Investments LLP	Blockchain	Partner
	Parta Capital Advisors LLP	Investment Firm	Partner
Hugh Cochrane	Cryptogon Management Ltd.	Cryptocurrency	Director
	SVK Crypto GP	Cryptocurrency	Managing Director
	Ordre International	Fashion Technology Company	Director
James McNaught-Davis	Deep Energy Capital LLP	Renewable Energy Investments	Partner
	Sustainability Partners LLP	Corporate Advisory	Managing Partner
	HyOrc Corporation Inc.	Hydrogen Fuel and Propulsion	Chairman
	DGT Property Ltd	Real Estate Investments	Managing Director
William Mann	HarmoniQ Insights LLC	Venture Capital	Managing Partner
David Mikulecky	The DeFi Report	Digital Asset Company	General Counsel and Director
	R&S Avalanche Infrastructure Fund	Blockchain	Board Advisor

(1)      Each individual listed has a fiduciary duty with respect to each of the listed entities opposite from his/her name.